Intangible Assets, Net - Schedule of Other Intangible Assets (Details) - USD ($)	9 Months Ended			12 Months Ended
	Sep. 30, 2019		Sep. 30, 2018	Dec. 31, 2018		Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Total intangible assets at cost	$ 6,549,515			$ 6,940,858		$ 7,193,789
Accumulated amortization	(2,069,610)			(1,817,699)		(1,297,057)
Intangible assets, net	4,479,905			$ 5,123,159		5,896,732
Estimated useful Life				10 years
Amortization expense	353,974		$ 404,054	$ 520,642		302,879
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets at cost	5,635,275			5,776,930		5,776,930
Trademarks and Trade Names [Member] | Just Fresh [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets at cost	$ 868,345			$ 1,010,000		1,010,000
Estimated useful Life	10 years			10 years
Trademarks and Trade Names [Member] | American Roadside Burgers [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets at cost	$ 1,786,930			$ 1,786,930		1,786,930
Estimated useful Life	10 years			10 years
Trademarks and Trade Names [Member] | BGR: The Burger Joint [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets at cost	$ 1,430,000			$ 1,430,000		1,430,000
Estimated useful Life description	Indefinite			Indefinite
Trademarks and Trade Names [Member] | Little Big Burger [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets at cost	$ 1,550,000			$ 1,550,000		1,550,000
Estimated useful Life description	Indefinite			Indefinite
Acquired Franchise Rights [Member] | BGR: The Burger Joint [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets at cost	$ 827,757			$ 827,757		1,056,000
Estimated useful Life	7 years			7 years
Franchise License Fees [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets at cost	$ 86,483			$ 336,171		360,859
Franchise License Fees [Member] | Hooters South Africa [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets at cost		[1]		$ 234,242	[1]	273,194
Estimated useful Life	20 years	[1]		20 years
Franchise License Fees [Member] | Hooters Pacific NW [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets at cost	$ 74,507			$ 89,507		74,507
Estimated useful Life	20 years			20 years
Franchise License Fees [Member] | Hooter UK [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets at cost	$ 11,976			$ 12,422		$ 13,158
Estimated useful Life	5 years			5 years

[1]	Amounts are included in assets held for sale as of September 30, 2019.